Share warrant obligations (Details) - $ / shares		12 Months Ended
	Aug. 26, 2021	Dec. 31, 2021
Share warrant obligation
Number of shares entitled per warrant	20,250,000	1
Price of warrant		$ 11.50
Number of warrants converted	20,250,000
Public Warrants
Share warrant obligation
Number of warrants converted	13,500,000
Private Warrants
Share warrant obligation
Number of warrants converted	6,750,000
Kismet Acquisition One Corp
Share warrant obligation
Number of shares entitled per warrant	1
Price of warrant	$ 11.50
Number of warrants converted	20,250,000
Kismet Acquisition One Corp | Public Warrants
Share warrant obligation
Number of warrants converted	13,500,000
Kismet Acquisition One Corp | Private Warrants
Share warrant obligation
Number of warrants converted	6,750,000